Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000
Previously Paid Amount	38,275
Total Fee Amount	38,275
Total Offset Amount	0
Net Fee	$ 0